Loans to third parties (Tables)	12 Months Ended
Apr. 30, 2026
Loans To Third Parties
Schedule of loans to third parties
	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD

Loans to third parties	-	1,884,941	1,479,778